Compensation of Corporate Officers (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Compensation Of Corporate Officers [Abstract]
Summary of Compensation Paid to Officers
Compensation of key management personnel
The aggregate compensation of the members of the Company’s Board of Directors (including the Chairman of the Board) and to the Chief Executive Officer includes the following:

	Year ended
(in € thousands)	2022/12/31	2023/12/31	2024/12/31
Fixed compensation owed	585	614	626
Variable compensation owed	169	170	148
Attendance fees - board of Directors	421	381	402
Contributions in-kind	21	23	22
Share-based payments	74	72	112
Employer contributions	410	396	400
Consulting fees	0	0	0
TOTAL	1,680	1,656	1,709

Schedule of Director's Fees and Other Compensation Due and Paid to Non Executive Directors
Compensation of key management personnel
The aggregate compensation of the members of the Company’s Board of Directors (including the Chairman of the Board) and to the Chief Executive Officer includes the following:

	Year ended
(in € thousands)	2022/12/31	2023/12/31	2024/12/31
Fixed compensation owed	585	614	626
Variable compensation owed	169	170	148
Attendance fees - board of Directors	421	381	402
Contributions in-kind	21	23	22
Share-based payments	74	72	112
Employer contributions	410	396	400
Consulting fees	0	0	0
TOTAL	1,680	1,656	1,709